Summary of Significant Accounting Policies - Schedule Useful lives by asset category (Detail)	12 Months Ended
Dec. 31, 2016
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	Shorter of useful life or lease term